Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2018 and December 31, 2017.

	December 31,
(in thousands)	2018	2017
Accrued compensation	$974	$1,812
Refundable fees received	2,259	—
Other accrued liabilities	674	981
Total	$3,907	$2,793